Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Balance, beginning of year	$ 147	$ 182
Net liabilities added (disposed)	4	(4)
Decrease due to changes in estimates	(23)	(3)
Liabilities settled	(9)	(16)
Transfers to liabilities for assets held for sale		(23)
Accretion charges	10	11
Balance, end of year	129	147
Current portion	12	10
Long-term portion	$ 117	$ 137